Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property, plant and equipment, gross	$ 34,250	$ 29,017
Accumulated depreciation	(16,761)	(14,023)
Property, plant and equipment, net	17,489	14,994
Computer and peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property, plant and equipment, gross	3,748	3,182
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property, plant and equipment, gross	1,818	1,757
Machinery and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property, plant and equipment, gross	13,823	12,230
Leasehold Improvements [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property, plant and equipment, gross	8,337	8,505
Land and Building [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property, plant and equipment, gross	$ 6,524	$ 3,343